Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
In accordance with SEC rules, the following table sets forth information with respect to how “compensation actually paid” (CAP) for our NEOs aligns with company performance. CAP is an
SEC-defined
term that does not necessarily reflect the amounts realized by the NEOs or how the Compensation Committee evaluates the link between company performance and NEO compensation. In addition, a significant portion of CAP relates to changes in fair value of unvested awards over the course of each year. Unvested awards remain subject to vesting conditions and possible future declines in value based on changes in the price of our common stock. The ultimate value realized by our NEOs from unvested equity awards will not be determined until the awards vest. For further information regarding the executive compensation program, including how the Compensation Committee evaluates pay-for-performance,
please refer to the “Compensation Discussion and Analysis” section of this proxy statement.

Year 1	Summary Compensation Table Total for CEO 2	Compensation Actually Paid to CEO 3	Average Summary Compensation Table Total for Other NEOs 2	Average Compensation Actually Paid to Other NEOs 3	Value of Initial Fixed $100 Investment Based on: 4			Adjusted Diluted Earnings Per Common Share (EPS) 6
					Total Shareholder Return	Peer Group Total Shareholder Return	Net Income 5 (000s)
2024	$26,388,559	$29,406,845	$8,064,444	$ 8,950,965	$167	$217	$5,942	$3.25
2023	$23,871,744	$ 4,173,708	$8,204,771	$ 1,878,242	$153	$169	$5,067	$3.13
2022	$24,386,329	$57,877,151	$8,355,171	$18,470,980	$182	$149	$7,183	$3.90
2021	$21,938,404	$41,631,785	$9,121,613	$14,041,967	$182	$166	$5,855	$3.25
2020	$15,959,193	$20,212,071	$4,645,494	$ 5,780,703	$114	$118	$3,299	$2.45

(1)
Walter W. Bettinger II was the CEO and Peter B. Crawford, Joseph R. Martinetto, and Charles R. Schwab were also NEOs for each year presented. Richard A. Wurster was an NEO for 2024, 2023, 2022 and 2021; Jonathan M. Craig was an NEO for 2024 and 2020; and Michael D. Verdeschi was an NEO for 2024.

(2)
As reported in or, with respect to the non-CEO NEOs, the average of the amounts reported in, the “Total” column of the SCT (the SCT Total) for the applicable year. See the footnotes to the SCTs for further detail regarding the amounts in this column.

(3)	The SCT Total or, with respect to the non-CEO NEOs, the average of the SCT Totals reported for the applicable year, adjusted as follows in accordance with Item 402(v) of Regulation S-K:

Year		SCT Total Compensation	Minus SCT Equity Awards Total i	Plus Fair Value of Current Year Equity Awards at Year-End ii	Plus Change in Fair Value of Unvested Prior Year Equity Awards ii, iii	Plus Change in Fair Value of Equity Awards Vested in Current Year ii, iii	Plus Dividends Paid on Unvested RSUs	Equals Compensation Actually Paid
2024	CEO	$26,388,559	$18,250,037	$19,425,742	$2,794,556	($951,975)	—	$29,406,845
	Other NEOs	$8,064,444	$5,008,378	$5,597,607	$694,210	($252,100)	$155,182	$8,950,965

(i)
Amounts in this column reflect the totals or, with respect to the non-CEO
NEOs, the average of the totals under the Stock Awards and Option Awards columns in the 2024 SCT. See the footnotes to the 2024 SCT for further detail regarding the amounts in this column.

(ii)
Fair value of equity awards is calculated in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 718. Fair value of PBRSUs with unsatisfied performance conditions as of the applicable measurement date also reflects the probable outcome of the applicable performance conditions as of that date. Fair value of unvested options is based on the fair value of the options as of the applicable measurement date as determined using an options pricing model. If a vesting event is on a weekend or holiday, the next preceding day’s prices are used for valuation purposes. Dividend equivalents accumulating on unvested PBRSUs are included in the year-end
fair value for the year in which the dividends are accrued.

(iii)	Changes in fair value are measured by comparing fair value as of the end of the applicable year or at vesting, as applicable, to the fair value as of the end of the prior year.

(4)
Cumulative total shareholder return (TSR) of the company and the Dow Jones U.S. Investment Services Index, which is the same industry index included in Part II, Item 5, “Market for Registrant’s Common Equity, Related Stockholder Matters, and Issuer Purchases of Equity Securities,” of the company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2024, assuming an initial investment of $100 in the company’s common stock on December 31, 2019 and reinvestment of dividends.

(5)
Net Income as reported in Part II, Item 8, “Financial Statements and Supplementary Data—Consolidated Statements of Income” of the company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2024.

(6)
Adjusted Diluted EPS as reported on page 28 of the company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2024. For a reconciliation of diluted EPS in accordance with GAAP to the non-GAAP financial measure Adjusted Diluted EPS, please see Appendix A beginning on page A-1.

Company Selected Measure Name	Adjusted Diluted EPS
Named Executive Officers, Footnote	Walter W. Bettinger II was the CEO and Peter B. Crawford, Joseph R. Martinetto, and Charles R. Schwab were also NEOs for each year presented. Richard A. Wurster was an NEO for 2024, 2023, 2022 and 2021; Jonathan M. Craig was an NEO for 2024 and 2020; and Michael D. Verdeschi was an NEO for 2024.
Peer Group Issuers, Footnote	the Dow Jones U.S. Investment Services Index, which is the same industry index included in Part II, Item 5, “Market for Registrant’s Common Equity, Related Stockholder Matters, and Issuer Purchases of Equity Securities,” of the company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2024, assuming an initial investment of $100 in the company’s common stock on December 31, 2019 and reinvestment of dividends.
PEO Total Compensation Amount	$ 26,388,559	$ 23,871,744	$ 24,386,329	$ 21,938,404	$ 15,959,193
PEO Actually Paid Compensation Amount	$ 29,406,845	4,173,708	57,877,151	41,631,785	20,212,071
Adjustment To PEO Compensation, Footnote
(3)	The SCT Total or, with respect to the non-CEO NEOs, the average of the SCT Totals reported for the applicable year, adjusted as follows in accordance with Item 402(v) of Regulation S-K:

Year		SCT Total Compensation	Minus SCT Equity Awards Total i	Plus Fair Value of Current Year Equity Awards at Year-End ii	Plus Change in Fair Value of Unvested Prior Year Equity Awards ii, iii	Plus Change in Fair Value of Equity Awards Vested in Current Year ii, iii	Plus Dividends Paid on Unvested RSUs	Equals Compensation Actually Paid
2024	CEO	$26,388,559	$18,250,037	$19,425,742	$2,794,556	($951,975)	—	$29,406,845
	Other NEOs	$8,064,444	$5,008,378	$5,597,607	$694,210	($252,100)	$155,182	$8,950,965

(i)
Amounts in this column reflect the totals or, with respect to the non-CEO
NEOs, the average of the totals under the Stock Awards and Option Awards columns in the 2024 SCT. See the footnotes to the 2024 SCT for further detail regarding the amounts in this column.

(ii)
Fair value of equity awards is calculated in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 718. Fair value of PBRSUs with unsatisfied performance conditions as of the applicable measurement date also reflects the probable outcome of the applicable performance conditions as of that date. Fair value of unvested options is based on the fair value of the options as of the applicable measurement date as determined using an options pricing model. If a vesting event is on a weekend or holiday, the next preceding day’s prices are used for valuation purposes. Dividend equivalents accumulating on unvested PBRSUs are included in the year-end
fair value for the year in which the dividends are accrued.

(iii)	Changes in fair value are measured by comparing fair value as of the end of the applicable year or at vesting, as applicable, to the fair value as of the end of the prior year.

Non-PEO NEO Average Total Compensation Amount	$ 8,064,444	8,204,771	8,355,171	9,121,613	4,645,494
Non-PEO NEO Average Compensation Actually Paid Amount	$ 8,950,965	1,878,242	18,470,980	14,041,967	5,780,703
Adjustment to Non-PEO NEO Compensation Footnote
(3)	The SCT Total or, with respect to the non-CEO NEOs, the average of the SCT Totals reported for the applicable year, adjusted as follows in accordance with Item 402(v) of Regulation S-K:

Year		SCT Total Compensation	Minus SCT Equity Awards Total i	Plus Fair Value of Current Year Equity Awards at Year-End ii	Plus Change in Fair Value of Unvested Prior Year Equity Awards ii, iii	Plus Change in Fair Value of Equity Awards Vested in Current Year ii, iii	Plus Dividends Paid on Unvested RSUs	Equals Compensation Actually Paid
2024	CEO	$26,388,559	$18,250,037	$19,425,742	$2,794,556	($951,975)	—	$29,406,845
	Other NEOs	$8,064,444	$5,008,378	$5,597,607	$694,210	($252,100)	$155,182	$8,950,965

(i)
Amounts in this column reflect the totals or, with respect to the non-CEO
NEOs, the average of the totals under the Stock Awards and Option Awards columns in the 2024 SCT. See the footnotes to the 2024 SCT for further detail regarding the amounts in this column.

(ii)
Fair value of equity awards is calculated in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 718. Fair value of PBRSUs with unsatisfied performance conditions as of the applicable measurement date also reflects the probable outcome of the applicable performance conditions as of that date. Fair value of unvested options is based on the fair value of the options as of the applicable measurement date as determined using an options pricing model. If a vesting event is on a weekend or holiday, the next preceding day’s prices are used for valuation purposes. Dividend equivalents accumulating on unvested PBRSUs are included in the year-end
fair value for the year in which the dividends are accrued.

(iii)	Changes in fair value are measured by comparing fair value as of the end of the applicable year or at vesting, as applicable, to the fair value as of the end of the prior year.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Measures Schwab Considers Important in Evaluating Executive Pay for Performance

Adjusted Diluted EPS

Return on Tangible Common Equity (ROTCE) / Cost of Equity (COE)

Stock Price

Total Shareholder Return Amount	$ 167	153	182	182	114
Peer Group Total Shareholder Return Amount	217	169	149	166	118
Net Income (Loss)	$ 5,942,000	$ 5,067,000	$ 7,183,000	$ 5,855,000	$ 3,299,000
Company Selected Measure Amount	3.25	3.13	3.9	3.25	2.45
PEO Name	Walter W. Bettinger II
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Diluted EPS
Non-GAAP Measure Description	Adjusted Diluted EPS as reported on page 28 of the company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2024. For a reconciliation of diluted EPS in accordance with GAAP to the non-GAAP financial measure Adjusted Diluted EPS, please see Appendix A beginning on page A-1.
Measure:: 2
Pay vs Performance Disclosure
Name	Return on Tangible Common Equity (ROTCE) / Cost of Equity (COE)
Measure:: 3
Pay vs Performance Disclosure
Name	Stock Price
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 19,425,742
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,794,556
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(951,975)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Equity Awards Total [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(18,250,037)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,597,607
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	694,210
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(252,100)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	155,182
Non-PEO NEO | Equity Awards Total [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,008,378)